Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Principal Executive Officer ($)	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Non-Principal Executive Officer Named Executive Officers ($)	Average Compensation Actually Paid to Non-Principal Executive Officer Named Executive Officers ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(8)	Net Income ($000)	Earnings Per Share ($)(9)
2024(1)	2,079,268	2,241,828(6)	1,188,353	1,257,011(7)	113.97	130.40	201,400	3.41
2023(2)	1,787,750	1,692,822	970,092	890,903	101.92	115.64	223,800	3.73
2022(3)	1,868,200	1,849,910	1,028,734	1,013,896	108.22	116.10	222,100	3.81
2021(4)	1,454,487	1,580,952	1,055,798	1,132,355	107.02	124.74	205,500	3.81
2020(5)	1,403,078	1,174,328	666,525	523,527	93.07	91.29	148,600	2.74

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote	In 2024, the Company's Principal Executive Officer ("PEO") was Mark K. Hardwick, and the Company's Non-Principal Executive Officer Named Executive Officers ("Non-PEO NEOs") were Michael J. Stewart, Michele M. Kawiecki, John J. Martin, and Joseph C. Peterson.In 2023, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin, and Stephan H. Fluhler.In 2022, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin, and Stephan H. Fluhler.In 2021, the Company's PEO was Mark K. Hardwick, and the Company's Non-PEO NEOs were Michael J. Stewart, Michele M. Kawiecki, John J. Martin and Stephan H. FluhlerIn 2020, the Company's PEO was Michael C. Rechin, and the Company's Non-PEO NEOs were Mark K. Hardwick, Michael J. Stewart, John J. Martin and Stephan H. Fluhler
Peer Group Issuers, Footnote	The peer group is comprised of the KBW Nasdaq Regional Banking Index.
PEO Total Compensation Amount	$ 2,079,268	$ 1,787,750	$ 1,868,200	$ 1,454,487	$ 1,403,078
PEO Actually Paid Compensation Amount	$ 2,241,828	1,692,822	1,849,910	1,580,952	1,174,328
Adjustment To PEO Compensation, Footnote	The adjustments made to the Summary Compensation Table "Total" for the Company's Principal Executive Officer are as follows:

Year	Reported Summary Compensation Table Total for Principal Executive Officer ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to Principal Executive Officer ($)
2024	2,079,268	(758,940)	921,500	0	0	2,241,828

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table for each applicable year.

(b) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted during the Year ($)	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	837,690	95,540	0	(11,730)	0	0	921,500

(c) The amounts in this column, if any, represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table for each applicable year.

(d) The Service Cost and Prior Service Cost for 2024 is $0 because the First Merchants Corporation Retirement Pension Plan ("Pension Plan") benefit accruals were frozen in such year. In addition, no amendments were made to the Pension Plan for such year that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid.

Non-PEO NEO Average Total Compensation Amount	$ 1,188,353	970,092	1,028,734	1,055,798	666,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,257,011	890,903	1,013,896	1,132,355	523,527
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments made to the average of Summary Compensation Table "Total" for the Company's non-PEO NEOs are as follows:

Year	Average Reported Summary Compensation Table Total for Non-Principal Executive Officers	Average Reported Value of Equity Awards ($) (a)	Average Equity Award Adjustments ($) (b)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Average Pension Benefit Adjustments ($) (d)	Average Compensation Actually Paid to Non-Principal Executive Officers ($)
2024	1,188,353	(406,575)	475,233	0	0	1,257,011

(a) The reported value of equity awards represents the grant date fair value of equity awards as reported in the "Stock Awards" column of the Summary Compensation Table.

(b) The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted during the Year ($)	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Total Equity Award Adjustments ($)
2024	448,763	38,286	0	(11,816)	0	0	475,233

(c) The amounts in this column represent the amounts reported in "Change in Pension and Nonqualified Deferred Compensation" column of the Summary Compensation Table.

(d) The Service Cost and Prior Service Cost for 2024 is $0 because the Pension Plan benefit accruals were frozen in such year. In addition, no amendments were made to the Pension Plan for such year that generated a Prior Service Cost base under ASC 715, and therefore, there is no Pension Plan adjustment applicable to Compensation Actually Paid.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the Company's peer group TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Earnings Per Share during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years and the Company's peer group TSR over the five most recently completed fiscal years.

Tabular List, Table
The following list presents the financial performance measures for 2024 that the Company considers to be the most important in linking Compensation Actually Paid to its PEO and Non-PEO NEOs to Company performance.

•Earnings Per Share (net profit available to common shareholders divided by average diluted common shares outstanding);

•Commercial line-of-business net contribution to the Company's operating revenue; and

•Commercial line-of-business total operating revenue.

Total Shareholder Return Amount	$ 113.97	101.92	108.22	107.02	93.07
Peer Group Total Shareholder Return Amount	130.4	115.64	116.1	124.74	91.29
Net Income (Loss)	$ 201,400,000	$ 223,800,000	$ 222,100,000	$ 205,500,000	$ 148,600,000
Company Selected Measure Amount | $ / shares	3.41	3.73	3.81	3.81	2.74
PEO Name	Mark K. Hardwick	Mark K. Hardwick	Mark K. Hardwick	Mark K. Hardwick	Michael C. Rechin
Additional 402(v) Disclosure	The Company has determined that Earnings Per Share (net profit available to common shareholders divided by average diluted common shares outstanding) is the most important financial performance measure (that is not otherwise disclosed in the Pay Versus Performance Table above) used to link compensation actually paid to the Company’s NEOs for 2024 to the Company’s performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Commercial line-of-business net contribution to the Company's operating revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Commercial line-of-business total operating revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,940)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,500
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	837,690
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,540
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,730)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,233
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,575)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,763
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,286
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,816)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments, Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0